Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:

Name:  		Moneta Group Investment Advisors
Address:  	700 Corporate Park Drive, Suite 300
		St. Louis, MO 63105

13F File Number 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Joseph A. Sheehan
Title:		Chief Financial Officer
Phone:		314-726-2300
Signature, Place and Date of Signing:
Joseph A Sheehan, Moneta Group Investment Advisors, 8-21-00.
Form 13F Summary Page

Report Summary:
Number of Other Included Managers: 		0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total	$199,385

      NAME OF      TITLE OF         Value Shares/Prn           Invstm Other   Sole
      ISSUER        CLASS    CUSIP  x$1000   Amt   Sh/PrnPut/CaDscretManagersVoting

Abbott Labs        Com     002824100 1,534   34,415  S          Sole         34,415
Anheuser Busch     Com     035229103 4,838   64,774  S          Sole         64,774
AT & T             Com     001957109 2,395   75,740  S          Sole         75,740
ADP                Com     053015103 3,605   67,300  S          Sole         67,300
Bank of America    Com     060505104 1,349   31,370  S          Sole         31,370
Bed Bath & Beyond ICom     075896100 1,203   33,175  S          Sole         33,175
BellSouth          Com     079860102   517   12,139  S          Sole         12,139
BP Amoco PLC       Com     055622104 1,249   22,089  S          Sole         22,089
Bristol-Myers SquibCom     110122108 5,419   93,037  S          Sole         93,037
Chase Manhattan CorCom     16161A108 3,017   65,500  S          Sole         65,500
Cisco Systems      Com     17275R10225,639  403,369  S          Sole         403,36
Citigroup          Com     172967101 7,737  128,412  S          Sole         128,41
Clear Channel      Com     184502102   285    3,800  S          Sole          3,800
Coca Cola          Com     191216100 2,316   40,320  S          Sole         40,320
Dell Computers     Com     247025109 2,057   41,709  S          Sole         41,709
Disney             Com     254687106 2,088   53,800  S          Sole         53,800
EMC Corporation    Com     268648102 1,651   21,460  S          Sole         21,460
Emerson Electric   Com     291011104 3,118   51,650  S          Sole         51,650
Exxon Mobil Corp   Com     30231G102 3,232   41,167  S          Sole         41,167
Fannie Mae         Com     313586109 7,809  149,640  S          Sole         149,64
Firstar CorporationCom     33763V109 5,556  263,780  S          Sole         263,78
Gap Inc.           Com     364760108 1,705   54,550  S          Sole         54,550
General Electric   Com     369604103 8,464  159,691  S          Sole         159,69
Hewlett-Packard    Com     428236103   968    7,750  S          Sole          7,750
Home Depot         Com     437076102 4,499   90,100  S          Sole         90,100
Illinois Tool WorksCom     452308109 9,023  158,292  S          Sole         158,29
Intel              Com     45814010022,161  165,764  S          Sole         165,76
Johnson & Johnson  Com     478160104 6,012   59,014  S          Sole         59,014
Kansas City SoutherCom     485170302 7,128   80,375  S          Sole         80,375
Kimberly Clark CorpCom     494368103   719   12,525  S          Sole         12,525
Lehman Brothers    Com     524908100 2,175   23,000  S          Sole         23,000
Lowe's Companies   Com     548661107   604   14,700  S          Sole         14,700
Lucent TechnologiesCom     549463107 1,391   23,469  S          Sole         23,469
MBNA International Com     55262L100 1,603   59,093  S          Sole         59,093
Medtronic          Com     585055106 1,171   23,500  S          Sole         23,500
Merck & Co.        Com     589331107 7,316   95,481  S          Sole         95,481
Microsoft          Com     59491810412,876  160,944  S          Sole         160,94
Pepsico            Com     713448108 1,782   40,100  S          Sole         40,100
Pfizer             Com     717081103 3,379   70,391  S          Sole         70,391
SBC Communications Com     78387G103 3,038   70,250  S          Sole         70,250
Charles Schwab & CoCom     808513105 2,530   75,250  S          Sole         75,250
Texaco             Com     881694103   722   13,550  S          Sole         13,550
Union Planters     Com     908068109   651   23,308  S          Sole         23,308
Walgreen Co        Com     931422109 1,465   45,500  S          Sole         45,500
Wal-Mart Stores IncCom     931142103 6,523  113,194  S          Sole         113,19
Worldcom Inc.      Com     98157D106 4,860  105,937  S          Sole         105,93